Business combinations (Tables)	12 Months Ended
Mar. 31, 2023
Chongni network technology Co Ltd [Member]
Business Acquisition [Line Items]
Summary of Identified Assets Acquired and Liabilities Assumed
On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

As of June 30, 2021
RMB
Total purchase price is comprised of:
- fair value of 49% previously held equity interests	245
- cash consideration	2,938

Fair value of total consideration	3,183

As of June 30, 2021
RMB
Cash and cash equivalents	2
Prepayments and other current assets	4,533

Total assets	4,535

Accrued liabilities and other current liabilities	(33)

Total liabilities	(33)

Net assets acquired	4,502

Goodwill	499
Non-controlling interests	(1,818)

Total	3,183